Share-based payments - Schedule of Fair Value of Earnouts Granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Lifezone Metals Limited
Share Earnout
Beginning balance (in shares)	0
Ending balance (in shares)	25,072,052
Outstanding as at December 31, 2024	25,072,052	25,072,052
Fair value ($)
Balance as at January 1, 2023	$ 0
Outstanding as at December 31, 2023
Lifezone Holdings Limited
Share Earnout
Granted (in shares)	12,536,026
Fair value ($)
Granted	$ 125,109,539
Fair value per Earnout (in dollars per share)	$ 9.98
Granted, per share (in dollars per share)	$ 14.00
Lifezone Holdings One
Share Earnout
Granted (in shares)	12,536,026
Fair value ($)
Granted	$ 123,354,496
Fair value per Earnout (in dollars per share)	$ 9.84
Granted, per share (in dollars per share)	$ 16.00
Sponsor
Share Earnout
Beginning balance (in shares)	0
Ending balance (in shares)	1,725,000
Outstanding as at December 31, 2024	1,725,000	1,725,000
Fair value ($)
Balance as at January 1, 2023	$ 0
Outstanding as at December 31, 2023
Sponsor Shareholders
Share Earnout
Granted (in shares)	862,500
Fair value ($)
Granted	$ 8,607,750
Fair value per Earnout (in dollars per share)	$ 9.98
Granted, per share (in dollars per share)	$ 14.00
Sponsor Shareholders
Share Earnout
Granted (in shares)	862,500
Fair value ($)
Granted	$ 8,487,000
Fair value per Earnout (in dollars per share)	$ 9.84
Granted, per share (in dollars per share)	$ 16.00